Current and Non-Current Liabilities - Financial Liabilities - DFA - Summary of Noncurrent Financial Liabilities (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Categories of non-current financial liabilities [abstract]
Interest expense on DFA includes amounts to related parties	$ 32,793	$ 24,699	$ 13,462